Supplementary Financial Statement Information (Details) - Schedule of Revenues by Geographical Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues by Geographical Area [Line Items]
Revenues	$ 10,959	$ 299	$ 15,641
United states [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	10,839	16	14,951
Canada [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	87	158	57
Europe and Other [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	28	104	633
Israel [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	$ 5	$ 21